Submission	Nov. 10, 2026
Submission [Line Items]
Central Index Key	0001053507
Registrant Name	AMERICAN TOWER CORP /MA/
Registration File Number	333-287714
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES